Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Payments of cash dividends	₩ (706,091)	₩ (706,091)	₩ (706,091)
Issuance of hybrid bonds	398,759
Repayment of hybrid bonds	(400,000)
Payments of interest on hybrid bond	(15,803)	(16,840)	(16,840)
Capital increase by subsidiaries and others	499,926
Transactions with non-controlling shareholders	(76,805)	(38,373)
Cash flow from other financing activities	(300,014)	(761,304)
Total	₩ (238,313)	₩ (826,618)	₩ (1,044,829)